Long-term Investments - Schedule of Long -term Investments (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Long-term Investments
Equity securities without readily determinable fair value	¥ 87,636	¥ 7,600
Zhiyi
Long-term Investments
Equity securities without readily determinable fair value	7,600	¥ 7,600
Duomai
Long-term Investments
Equity securities without readily determinable fair value	¥ 80,036